Share-based payments (Details 13 - Textuals 6)	9 Months Ended	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 € / shares
Sharesave Plans
Share-based payments
Period of continued employment under buying conditions		3 years
Period of continued employment under service conditions		3 years
Number of share options granted during the period	0	0
Number of share options exercised during the period	10,045	4,738
Sharesave Plans | Bottom of range [member]
Share-based payments
Exercise prices | € / shares		€ 49.95
Sharesave Plans | Top of range [member]
Share-based payments
Exercise prices | € / shares		€ 59.84
Deferred Share Bonus Plan (“DSBP”)
Share-based payments
Number of share options granted during the period	0	0
Number of share options exercised during the period	3,434	3,156
Sharesave Plans and Deferred Share Bonus Plan (“DSBP”)
Share-based payments
Vesting period		3 years
Weighted-average share price at the date of exercise | € / shares		€ 76.48	€ 94.45
Weighted average remaining assumed life of share options outstanding		1 year	3 years